Property, Plant, and Equipment - Summary of Property, Plant, and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 10,075
Additions	8,594	€ 7,125	€ 1,976
Depreciation for the year	1,994	823	587
Ending balance	16,768	10,075
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,427	4,616	2,875
Additions	8,594	7,125	1,976
Reclassifications	0	0	0
Disposals	(291)	(297)	(235)
Exchange rate differences	107	(17)
Ending balance	19,838	11,427	4,616
Cost | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,256	1,180	27
Additions	1,107	81	90
Reclassifications	562	0	1,063
Disposals	(8)	0	0
Exchange rate differences	49	(5)
Ending balance	2,966	1,256	1,180
Cost | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,303	2,099	1,052
Additions	2,437	1,790	434
Reclassifications	2,014	542	614
Disposals	0	(128)	(1)
Exchange rate differences	0	0
Ending balance	8,754	4,303	2,099
Cost | Other plant, furniture, fixtures, and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,151	865	450
Additions	2,654	1,977	461
Reclassifications	311	490	0
Disposals	(283)	(169)	(46)
Exchange rate differences	34	(12)
Ending balance	5,867	3,151	865
Cost | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,717	472	1,346
Additions	2,397	3,277	991
Reclassifications	(2,887)	(1,032)	(1,677)
Disposals	0	0	(188)
Exchange rate differences	23	0
Ending balance	2,250	2,717	472
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,352	776	423
Disposals	(283)	(247)	(234)
Exchange rate differences	7
Depreciation for the year	1,994	823	399
Impairment losses			188
Ending balance	3,070	1,352	776
Depreciation | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	206	86	10
Disposals	0	0	0
Exchange rate differences	4
Depreciation for the year	304	120	76
Impairment losses			0
Ending balance	514	206	86
Depreciation | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	630	458	302
Disposals	0	(116)	0
Exchange rate differences	0
Depreciation for the year	773	288	156
Impairment losses			0
Ending balance	1,403	630	458
Depreciation | Other plant, furniture, fixtures, and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	516	232	111
Disposals	(283)	(131)	(46)
Exchange rate differences	2
Depreciation for the year	916	415	167
Impairment losses			0
Ending balance	1,151	516	232
Depreciation | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Disposals	0	0	(188)
Exchange rate differences	0
Depreciation for the year	0	0	0
Impairment losses			188
Ending balance	0	0	0
Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,075	3,840
Ending balance	16,768	10,075	3,840
Carrying amount | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,050	1,094
Ending balance	2,452	1,050	1,094
Carrying amount | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,673	1,641
Ending balance	7,351	3,673	1,641
Carrying amount | Other plant, furniture, fixtures, and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,635	633
Ending balance	4,716	2,635	633
Carrying amount | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,717	472
Ending balance	€ 2,250	€ 2,717	€ 472